Share-based payments	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
8.
Share-based payments

The continuity of share-based payments reserve activity during the periods was as follows:

	June 30, 2026	December 31, 2025
Balance, beginning of the period	$95,624,841	$93,515,510
Vesting and forfeiture of DSUs	573,408	2,321,445
Vesting of RSUs	2,166,474	40,747,669
DSU exercise	(582,810)	(15,467,160)
RSU exercise	(9,956,874)	(13,321,000)
Option exercise	—	(80,511)
Expired options	—	(12,091,112)
Balance, end of the period	$87,825,039	$95,624,841

(a)
Option plan:

The Company has an incentive share option plan (the "Plan”) whereby the Company may grant to directors, officers, employees and consultants options to purchase shares of the Company. The Plan provides for the issuance of share options to acquire up to 10% of the Company's issued and outstanding capital at the date of grant. The Plan is a rolling plan, as the number of shares reserved for issuance pursuant to the grant of stock options will increase as the Company's issued and outstanding share capital increases. Options granted under the Plan will be for a term not to exceed five years.

The Plan provides that it is solely within the discretion of the Board to determine who would receive share options and in what amounts. In no case (calculated at the time of grant) shall the plan result in:

-	the number of options granted in a twelve-month period to any one consultant exceeding 2% of the issued shares of the Company;
-	the aggregate number of options granted in a twelve-month period to any one optionee exceeding 5% of the outstanding shares of the Company; and
-

the number of options granted in a twelve-month period to employees and management company employees undertaking investor relations activities exceeding in aggregate 2% of the issued shares of the Company.

8.
Share-based payments (continued)
(a)
Option plan: (continued)

Share option transactions continuity during the periods were as follows (in number of options):

	Six months ended June 30, 2026		Year ended December 31, 2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of period	75,000	$16.00	913,125	$10.17
Exercised	—	0.00	(10,000)	4.00
Expired	—	0.00	(828,125)	9.72
Balance, end of period	75,000	$16.00	75,000	$16.00

Activity during the six months ended June 30, 2026

There was no option activity during the six months ended June 30, 2026.

At June 30, 2026, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00
	75,000	75,000

Activity during the year ended December 31, 2025

On January 24, 2025, 10,000 options with exercise prices of $4.00, were exercised for gross proceeds of $40,000. Closing market price of the Company’s shares on the date of exercise was $5.72.

On July 20, 2025, 828,125 options with weighted average exercise prices of $9.72, expired, unexercised.

(b)
Deferred share units plan (“DSU”):

The Company has a DSU plan that provides for the grant of DSUs to employees, officers or directors of the Company. The Plan allows the Company the ability to issue one common share from treasury for each DSU held on the date upon which the participant ceases to be a director, officer or employee of the Company. The maximum number of Common Shares available for issuance under the DSU plan may not exceed 10% of the fully diluted issued share capital of the Company at any time.

8.
Share-based payments (continued)
(b)
Deferred share units plan (“DSU”) (continued):

DSU transactions continuity during the periods were as follows (in number of DSUs):

	Six months ended June 30, 2026	Year ended December 31, 2025
Balance, beginning of period	3,806,083	4,102,083
Exercised	(80,250)	(962,500)
Granted	—	666,500
Balance, end of period	3,725,833	3,806,083

Of the 3,725,833 DSUs outstanding, 3,008,542 have vested.

The 1,675,000 DSUs granted during the year ended December 31, 2015 had the following vesting conditions:

(i)
As to one-third of the DSUs, vesting shall occur immediately;
(ii)
As to the second one-third, upon the later of (a) completion by the Company of a pre-feasibility study or feasibility study; and (b) receipt by the Company of the preliminary license for the project; and
(iii)
As to the final one third of the DSUs, upon the Company completing arrangements for project construction financing, as detailed in the pre-feasibility study or feasibility study for the project.

Of the 1,675,000 DSUs granted, 141,667 were forfeited, unvested, and 1,116,667 DSUs have vested, of which 166,667 were exercised and 83,333 were cancelled. The remaining 416,666 DSUs, which have the vesting condition (iii) above, were revised such that the vesting condition previously estimated to be met December 2019 was changed to June 30, 2023, then to March 31, 2024, then to March 31, 2025, then to June 30, 2026 and then to June 30, 2027, as that is the estimated timeline. The estimated fair value of the DSUs at the date of grant is recognized over the vesting period. During the three and six months ended June 30, 2026, the Company expensed $2,933 and $9,150, respectively related to this amortization (three and six months ended June 30, 2025 – $6,287 and $12,504, respectively) of which, $587 and $1,830, respectively (three and six months ended June 30, 2025 – $1,258 and $2,501) was capitalized to exploration and evaluation assets, with the remaining $2,346 and $7,320, respectively (three and six months ended June 30, 2025 - $5,029 and $10,003, respectively) was charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at grant date were valued using an estimated market price of $10.00.

On February 15, 2022, the Company granted 862,500 DSUs. The DSUs vest in six equal tranches every six months over a three-year term. On August 15, 2022, 506,250 of the DSUs were cancelled, on December 23, 2024, 5,208 of the DSUs were exercised, on May 19, 2026, 6,250 of the DSUs were exercised, on January 15, 2026, 25,000 of the DSUs were exercised and during the year ended December 31, 2024, 7,292 of the DSUs were forfeited. The fair value of the DSUs is amortized over the vesting period. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $nil and $38,468, respectively) related to this amortization charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On September 16, 2022, the Company granted 1,250,000 DSUs. The DSUs vested immediately. During the year ended December 31, 2023, 25,000 DSUs were exercised and during the year ended December 31, 2025, 475,000 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

8.
Share-based payments (continued)
(b)
Deferred share units plan (“DSU”) (continued):

On May 11, 2023, the Company granted 225,000 DSUs. The DSUs vested immediately. On September 3, 2025, 50,000 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On October 11, 2023, the Company granted 87,500 DSUs to consultants of the Company. 25,000 of the DSUs vest in four equal installments over twelve months from the date of grant and 62,500 DSUs vest on October 11, 2024. On November 3, 2025, 62,500 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On May 23, 2024, the Company granted 312,500 DSUs to a director and a consultant of the Company. The DSUs vested immediately. On June 14, 2024, 62,500 of the DSUs were exercised and on July 25, 2025, 250,000 DSUs were exercised. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On June 20, 2024, the Company granted 187,500 DSUs to a former director and a consultant of the Company. 125,000 of the DSUs vested immediately. Of the remaining 62,500 DSUs, 12,500 vested immediately and 50,000 vest in 4 equal installments annually from the date of grant. On July 25, 2025, 125,000 of the DSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $51,270 and $104,686, respectively (three and six months ended June 30, 2025 - $98,394 and $201,125, respectively) related to the estimated fair value of the DSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

On August 12, 2024, the Company granted 250,000 DSUs under the Company’s 2024 Incentive Compensation Plan to the Chair of the Company’s advisory board. The DSUs vest in four equal tranches every six months beginning on the date of grant. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil and $73,429, respectively (three and six months ended June 30, 2025 - $389,127 and $993,070, respectively), related to the estimated fair value of the DSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $15.00.

On June 5, 2025, the Company granted 299,000 DSUs under the Company’s 2024 Incentive Compensation Plan to an employee and a consultant of the Company. The DSUs vest immediately on the date of grant. On March 11, 2026, 49,000 of the DSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $505,310), related to the estimated fair value of the DSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $1.69.

On December 22, 2025, the Company granted 367,500 DSUs under the Company’s 2024 Incentive Compensation Plan to directors of the Company. The DSUs vest in eight equal tranches, every three months from the date of grant. During the three and six months ended June 30, 2026, the Company recognized an expense of $151,211 and $386,143, respectively (three and six months ended June 30, 2025 - $nil), related to the estimated fair value of the DSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $1.97.

During the three and six months ended June 30, 2026, the total amount related to the vesting of DSUs was an expense of $205,414 and $573,408, respectively (three and six months ended June 30, 2025 – $999,118 and $1,750,477, respectively) of which an expense of $587 and $1,830, respectively (three and six months ended June 30, 2025 – $1,258 and $2,501, respectively) was charged to capitalized exploration and evaluation assets and an expense of $204,827 and $571,578, respectively (three and six months ended June 30, 2025 - $997,860 and $1,747,976, respectively) is included in the condensed interim consolidated statements of loss and other comprehensive loss.

8.
Share-based payments (continued)
(c)
Restricted share units plan (“RSU”):

The Incentive Compensation Plan provides for the grant of RSUs to employees, officers or directors of the Company. An award of restricted stock units confers upon a participant the right to Common Shares of the Company at the end of a specified deferral period. An award of restricted stock units carries no voting or other rights associated with share ownership prior to settlement.

RSU transactions continuity during the periods were as follows (in number of RSUs):

	Six months ended June 30, 2026	Year ended December 31, 2025
Balance, beginning of period	5,046,925	4,425,625
Granted	—	1,796,300
Exercised	(982,550)	(900,000)
Forfeit	—	(275,000)
Balance, end of period	4,064,375	5,046,925

Of the 4,064,375 RSUs outstanding, 3,421,758 have vested.

On July 1, 2024, the Company granted 3,087,500 restricted share units (“RSUs”) to directors, officers and consultants of the Company. The RSUs vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. During the six months ended June 30, 2026, 162,500 of the RSUs were exercised. On November 28, 2025, 100,000 RSUs were exercised and 275,000 RSUs were forfeited and on December 8, 2025, 50,000 RSUs were exercised. The fair value of the RSUs is amortized over the vesting period. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three months ended June 30, 2025 - $7,998,904 and $15,909,908, respectively) related to the estimated fair value of the RSUs of which an expense of $nil (three and six months ended June 30, 2025 – $1,101,063 and $2,190,027, respectively) was capitalized to exploration and evaluation assets and an expense of $nil (three and six months ended June 30, 2025 – $6,897,841 and $13,719,027, respectively) is included in the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On August 12, 2024, the Company granted 87,500 restricted share units RSUs to consultants of the Company. The RSUs vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. On January 27, 2026, 37,500 of the RSUs were exercised and on December 8, 2025, 50,000 RSUs were exercised. The fair value of the RSUs is amortized over the vesting period. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $249,098 and $495,459, respectively) related to the estimated fair value of the RSUs at the date of grant which was capitalized to exploration and evaluation assets. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On October 9, 2024, the Company granted 387,500 RSUs to directors, officers and consultants of the Company. The RSUs vest in four equal tranches every six months, with the first tranche vesting on the date of grant. On February 3, 2026, 25,000 and on May 4, 2026, 50,000 of the RSUs were exercised. During the year ended December 31, 2025, 100,000 RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $23,909 and $262,997, respectively (three and six months ended June 30, 2025 - $675,889 and $1,991,860, respectively) related to the estimated fair value of the RSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

8.
Share-based payments (continued)
(c)
Restricted share units plan (“RSU”) (continued):

On October 25, 2024, the Company granted 500,000 RSUs to a service provider of the Company. The RSUs vest in four (4) equal quarterly tranches over a twelve (12) month period with the first tranche vesting on the three (3) month anniversary of completion of the Company’s initial public offering and the remaining tranches vesting thereafter. During the year ended December 31, 2025 all 500,000 RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $1,492,693 and $4,129,534, respectively) related to the estimated fair value of the RSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.

On November 7, 2024, the Company granted 275,000 RSUs to consultants of the Company. Of the 275,000 RSUs, 100,000 vested immediately and the remaining 175,000 vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. On March 11, 2026, 100,000 of the RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $617,248 and $1,227,713, respectively) related to the estimated fair value of the RSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $15.00.

On December 4, 2024, the Company granted 120,000 RSUs to consultants of the Company. The RSUs vested immediately. On June 27, 2025, 100,000 RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $nil) related to the estimated fair value of the RSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $13.21.

On January 6, 2025, the Company granted 511,000 RSUs to a director and a consultant of the Company. The RSUs vest in four equal quarterly tranches with the first tranche vesting on the date of grant. On May 11, 2026, 500,000 of the RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $nil (three and six months ended June 30, 2025 - $950,301 and $3,797,867, respectively) related to the estimated fair value of the RSUs at the date of grant charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $8.24.

On December 22, 2025, the Company granted 1,285,300 RSUs to officers and consultants of the Company. The RSUs vest in four equal quarterly tranches every three months from the date of grant. During the six months ended June 30, 2026, 107,550 of the RSUs were exercised. During the three and six months ended June 30, 2026, the Company recognized an expense of $656,733 and $1,903,477, respectively (three and six months ended June 30, 2025 - $nil) related to the estimated fair value of the RSUs at the date of grant of which $99,636 and $288,787, respectively (three and six months ended June 30, 2025 - $nil) was capitalized to exploration and evaluation assets and $557,097 and $1,614,690, respectively (three and six months ended June 30, 2025 - $nil) was charged to the condensed interim consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $1.97.

During the three and six months ended June 30, 2026, the total amount related to the vesting of RSUs was an expense of $680,642 and $2,166,474, respectively (three and six months ended June 30, 2025 –$11,984,133 and $27,552,341, respectively) of which $99,636 and $288,787, respectively (three and six months ended June 30, 2025 - $1,350,161 and $2,685,486, respectively) was capitalized to exploration and evaluation assets and $581,006 and $1,877,687, respectively (three and six months ended June 30, 2025 – $10,633,972 and $24,866,855, respectively) is included in the condensed interim consolidated statements of loss and other comprehensive loss.